Derivatives - Risk exposures that will be affected by interest rate benchmark reform (Details) - Interest rate contracts £ in Millions	Dec. 31, 2019 GBP (£)
Fair value hedging | LIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	£ 42,000
Hedged adjustment	908
Fair value hedging | EURIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	12,700
Hedged adjustment	93
Cash flow hedging | LIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	9,600
Hedged adjustment	(115)
Cash flow hedging | EURIBOR
Disclosure of detailed information about hedged items [line items]
Notional amount	3,300
Hedged adjustment	(46)
Cash flow hedging | BOE Base rate
Disclosure of detailed information about hedged items [line items]
Notional amount	34,700
Hedged adjustment	(172)
Cash flow hedging | ECB REFI rate
Disclosure of detailed information about hedged items [line items]
Notional amount	100
Hedged adjustment	0
Cash flow hedging | SONIA
Disclosure of detailed information about hedged items [line items]
Notional amount	100
Hedged adjustment	£ 0